General Information	6 Months Ended
Dec. 31, 2024
General Information [Abstract]
General information

Note 1. General information

The condensed consolidated financial statements covers Gelteq Limited (“Gelteq” or the “Company”) and its controlled entities (referred to herein as the “Consolidated Entity”). Gelteq Limited is a Company limited by shares, incorporated and domiciled in Australia.

The condensed consolidated financial statements are presented in Australian dollars, which is Gelteq Limited’s functional and presentation currency.

The principal activities of the consolidated entity during the periods ended 31 December 2024 and 31 December 2023 (financial period(s)) were the development and testing of a gel-based delivery system for humans.

The names of the directors in office at any time during or since the end of the financial period are:

Simon Szewach (Executive Chairman)*
Nathan Jacob. Givoni (Executive Director)
Jeff Olyniec (Non-Executive Director)
Philip Dalidakis (Non-Executive Director)
Prof David Morton (Non-Executive Director) (Resigned on 30 April 2025)
*	Mr. Simon resigned as an executive Chairman on 31 March 2025 and remains as a non-executive Chairman as at the date of this report.

The directors have been in office since the start of the financial period to the date of this report unless otherwise stated.

The condensed consolidated financial statements were authorised for issue, in accordance with a resolution of directors, on 30 June 2025.